Long-Term Debt - Schedule of Future Maturities and Interest Payments under Term Loan (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Future maturities and interest payments under the term loan:
2016	$ 1,590
2017	8,848
2018	8,848
2019	6,423
Total minimum payments	25,709
Total minimum payments	25,709
Less amount representing interest	(5,709)
Gross balance of long-term debt	20,000
Gross balance of long-term debt	20,000
Less unamortized debt discount	(316)
Carrying value of long-term debt	19,684
Carrying value of long-term debt:
Carrying value of long-term debt	19,684
Less current portion of long-term debt	0
Long-term debt, less current portion and unamortized debt discount	$ 19,684	$ 19,824